1997 	Semi Annual Report

Taking a cautionary investment strategy in a surprising up market along with unexpected sector losses has casued the Fund to report a negative return of 2% for C shares and 1.4% for D shares during the six months ended June 30, 1997. The Fund's return is based on a decrease in net asset value from $3.51 per share for Class C and D shares on December 31, 1996 to $3.44 and $3.46, respectively, per share on June 30, 1997. During this six months the market, as measured by the S&P 500 index, increased 14.7%. As a hedge against market overvaluation and anticipated highter inflation rates, the Fund owned precious metals and gold stocks representing aproximately 9% of the portfolio. During the last six months bullion prices declined due to low inflation. Additionally, growth gold compaines experienced a universal decline when the claimes by Bre-X Mineral Ltd. were determined to be bogus. The Fund did not own any Bre-X Minerals. The apparent hoax had a negative effect in the mining industry and stock prices of junior to mid-size gold companies dropped. We believe that this industry is an appropriate investment in the type of market and that the prices will rebound and make money.

Portfolio Manager Review

The past 24 months have seen acceleration of a trend that is now a decade old, namely, steadily increasing equity prices. Because of the steady increases, virtually all of the old benchmarks of value appear useless and outdated.
As first time investors and young mutual fund managers (average age approximately 29) have entered the markets, the common belief is, this is a "new era" and making money in equities is easy and riskless as the market has undergone a major change.

Since the 1920s, this is the third time equities in the United States have entered "new eras". The first occurred in the late 1920s and the second occurred from the late 1960s to the early '70s (the latter is when I first entered the market). Both of these periods wer heady experiences at the time but proved to be short-lived. When these "new eras" ended, equity prices fell 50% to 70% on a inflation ajdusted basis, which were much greater than the typical bear market decline of 20%. One indicator of the "new eras" is the total equity capitalization of the stock market as a percentage of gross domestic product. For example, in August 1929, this indicator reached a high of 81.4% pointing to stock market capitalization that almost equalled the value of the total output of the nation. It subsequently fell to 16%.

The second "new ear" occurred between 1969 and December 1972 when the indicator rose to 78.1% (subsequently fell to approximately 26%). Our current "new era" shows that today the market capitalization of all equities is 121% of gross domestic/international product. This means that today the market value of all equities is 20% greater than the entire output of all the nation's mines, factories, utilities and services. All of these periods had several characteristics. First, skeptics of the "new eras" eventually threw in the towel and began to promote a view that a "new era" had arrived. Just a little over a year and a half ago, Robert Prector wrote a book called "At the Crest of the Tidal Wave" which forescast a bear market with the DOW dropping to below 1000. In the last weeks, Mr. Prector has also jumped on the market bandwagon and is now forecasting that this "new era" will soon drive the DOW over 10,000.

The second common thing the ears have in a tightening of currency controls or interest rates. in the late 20s, the U.S. responded to the currency problems that the British were experiencing by raising tariffs. In 1979 Paul Voecker, who was the Chairman of the Federal Reserve, started raising interest rates and this, combined with the oil embargo, produced a major sell off. Today we have many external factors which could cause such a sell-off. The specter of interest rate increases, foreign uncertainty and perhaps a more unique possibility. Several weeks ago, an article was published by James Cramer, a hedge fund manager and co-chairman of the Street.Com. Mr. Cramer stated that the biggest risk the U.S. ecomony is the U.S. stock market. He states that consumers are investing with money managers instead of spending on cars, travel and discretionary spending, and that this diverted money (lack of spending) could cause earnings to fall short for many companies by year-end. Mr. Cramer recognizes that this is not the typical vision. He states that "After all, we are known as a nation of incredible spenders who wouldn't save a dime if we didn't have to worry about retiring one day". He states that demographics and the amazing "U.S. Stock Market" are changing that. He believes that we have stared to see a big change in what Americans are doing with their excess spendable income. Before the recent market blow-off, he stated "The dialogue in American homes might have been, should we take that trip to California or buy a new car". Now the question seems to be phrased somthing like this "How much money can I make buying a new Ford Taurus versus my return in a equity mutual fund? Why should I take that three, four or seven day cruise if I could give the money to a money manage?" He is comparing the pruchase of sticks to buying cars for a reason. People are beginning to enjoy the investing process. It has the kind of appeal that sports have, people want to know what the market is up to adn they want to participate. The net effect of all this could be a tremendous decline in consumer spending and an inflow into investment vehicles.

The stock market is riddled with cycles. Everyone is familiar with the investment cycle, the one where the economy gets hot and then cools. But it is tough to make money in cycle if everybody else is banking on it. For example, for the last several years the technology sector, which includes the personal computer companies, has shown strength and has enjoyed a nice run-up. Currently, however, this sector has seffered. Intel's problems and the massive supplies of disk drives on the market have rendered this sector, at least in the short-term, unplayable by many of the money managers that specialize in tech stocks. They are all currently looking to fish in another pond. The year's big losers in mutual funds, and yes there are many, have been those that have specialized in cycle bets. When they are right, they produce great returns but when they're wrong, they can produce horrifying negative returns, but since there is no such thing as a free lunch, it will also underperform in markets that go straight up.

Summary

During the first half of 1997, we have seen a market correction of almost 10% as well as smaller corrections only to rebound to higher highs. Due to size of the correction and the unpredictability of the fluctuation in the stock market, we believe more now that the message we have been sending is the last reports is correct. Your portfolio should be balanced between stocks, bonds, and money market and you should be flexible. Although the results during the first six months of 1997 were disppointing, we believe patience over the long-term will be rewarding.

For the first time over two years we are seeing some cylce rotation is the markets. The March and April sell off and the subsequent rally are what Centurion Counsel and your, our investors, need to produce the returns you expect. We are confident that the ecomonic cycle, business cycle and the old rules have not been abolished, and we appreciate your patience over the last two years and are confident in the subsequent years will earn that trust.

Sincerely,

CENTURION T.A.A. FUND, INC.



Jack K. Heilbron
Chief Executive Officer
Chief Investment Officer


CENTURION T.A.A. FUND, INC.
Portfolio Review
as of June 30, 1997

Fund Highlights                                   Top Ten Holdings

Net Assets        $9,183,211           Hershey Creamery                  2.8%
                                       Occidental Petoleum               2.7%
NAV Per Share:                         Foodmarker Corp. 9.25%            2.2%
   Class A:      $3.45                 IBM                               2.0%
   Class B:      $3.43                 First National Bank of Anchorage  2.0%
   Class C:      $3.44                 Omnipoint                         1.8%
   Class D:      $3.46                 Barrick Gold                      1.5%
                                       Frontier Corp                     1.4%
Shares Outstanding2,665,382            National Bancorp of Alaska        1.4%
                                       Galoob Toys                       1.3%


Top 10 Sectors

Cash and Commercial Paper     11.4%
Mining and Precious Metals     9.8%
Retails                        8.5%
Energy                         7.6%
Computer and Related           7.6%
Communications                 7.1%
Biotechnology                  6.9%
Restuarants                    5.9%
Consumer/Defensive             4.1%
Regional Banks                 3.4%

Leaders                                             Trailers

Securities                                          Securities

Mariner Health Group                                Templeton Russia (Short)
Paging Network (Short)                              OEX Options (Short)
S3, Inc.                                            Exide Electronics Group
Zitel Corp.                                         TriQuent Semiconductor
Tyco Toys                                           IBM
Diamond Multimedia Systems (Short)                  HNC Software
Noble Drilling Corp.                                Moulten Metals Technology

Our leader, Mariner Health, for the first half of 1997 was one of our worst performers in 1996. This shows that good companies will generally reward investor patience. During the prior six months we had good results from toys, Tyco and Galood. The contining record setting US and Russia markets made the two market hedges, Templeton and OEX short positions, our top two trailers. In addition positions in the computer and electronic stocks resulted in poor performance.

CENTURION T.A.A. FUND, INC.
STATEMENT OF INVESTMENTS SECURITIES
June 30, 1997

Shares or				               % of
Principal				               Net			                   Market
Amount	Description			       Assets	    COST (a)	     Value (b)

	COMMON STOCKS

	AUTO AND AUTO PARTS
5000	KEYSTONE AUTOMOTIVE		0.9%	        $77,500		     $85,000
				                                         	$77,500		       $85,000
	BIOTECHNOLOGY
4000	ALLIANCE PHARM		    	0.4%	        51,050	(c)	    40,250	(d)
7000	AMYLIN PHARM		      	1.0%	        99,900	(c)	    96,250	(d)
5000	BIOTECH GENERAL			   0.7%	        66,300	(c)    	67,500	(d)
2000	CARDIAC PATHWAYS	   	0.2%	        22,250		       18,000	(d)
2000	GENENTECH			         1.3%	       116,800	(c)	   117,875	(d)
3000	GENZYME		          		0.9%	        79,560	       	83,250	(d)
10000	LIPOSOME CO.			     1.0%	        88,185	(c)	    89,375	(d)
						                                        524,045		       512,500
	CHEMICALS
2200	MILLENNIUM CHEM		   	0.5%	        46,330		       49,775
						                                         46,330		        49,775
	COMMUNCIATIONS
6600	FRONTIER			          1.4%	       123,200	(c)	   131,587
1500	GTE			              	0.7%	        66,050	(c)	    65,719
10000	OMNIPOINT			        1.8%	       135,695	(c)	   166,250	(d)
3000	U.S. LONG DISTANCE	 	0.6%	        39,800	(c)	    51,750	(d)
3000	U.S. WEST			         1.2%	        99,830	(c)	   112,875
10000	US SATELLITEBROADCAS0.9%	        97,550	(c)    	82,500	(d)
						                                        562,125		       610,681
	COMPUTER AND RELATED
10000	ALPHA MICROSYSTEMS		0.2%	        15,988		       15,312	(d)
1020	ANACOMP				          0.1%	         7,971		       12,240	(d)
2000	ELECTRONS FOR IMAGING1.0%	        93,125	(c)	    94,500	(d)
2000	IBM		              		2.0%	       172,155	(c)	   180,375
500	INTEL				             0.8%	        77,968	(c)	    70,906
1000	LEVEL ONE		         	0.4%	        37,915	(c)	    38,437	(d)
1200	NETSCAPE		          	0.4%	        35,610	(c)	    38,475	(d)
10000	SCAN-GRAPHICS	    		0.4%	        39,738	       	33,750	(d)
						                                        480,469		       483,995
	CONSTRUCTION/BUILDING
1000	ALICO		             0.2%         	20,000		       19,625
4000	SOUTHERN ENERGY HOME0.4%         	56,000		       36,500	(d)
						                                         76,000		        56,125
	CONSULTING
1500	AMERICAN MANAGEMENT	0.4%	         38,103	(c)	    40,125	(d)
					                                         	38,103		        40,125
	CONSUMER/DEFENSIVE
1000	BEATRICE (TLC)		   	0.3%	         61,000		       29,000
25000	ERICIYAS BIRACILIK	0.5%	         44,250		       47,000
150	HERSHEY CREAMERY		   2.8%	        267,500		      258,750
1000	PEPSICO				         0.4%	         31,070	(c)	    37,625
					                                        	403,820		        372,375
ENERGY
2000	AMER OILFIELD DIVER	0.3%	         23,375		       24,000	(d)
2000	AQUILA GAS PIPELINE	0.3%	         26,825		       27,875
1000	BARRETT RESOURCES		 0.3%	         35,540	(c)	    29,875	(d)
1200	BROOKLYN UNION GAS		0.4%	         31,700		       34,350
2000	CROWN CENTRAL PETE		0.3%	         30,540	       	29,500	(d)
1200	ENSCO INTERNATIONAL	0.7%	         59,750	(c)	    63,300
3000	NOBLE DRILLING	   		0.7%	         43,965	(c)	    67,687	(d)
10000	OCCIDENTAL PETROLEUM2.7%       	241,550	(c)	   250,625
2500	VALERO ENERGY			    1.0%	         78,588	(c)	    90,625
						                                        571,833		       617,837
	ENTERTAINMENT
3000	FAMILY GOLF CENTERS	0.8%	         63,750	(c)	    69,000	(d)
4000	MIRAGE RESORTS			   1.1%	         94,550	(c)	   101,000
				                                        		158,300		       170,000
	ENVIRONMENTAL
3000	WASTE MANAGEMENT	  	1.0%	         91,915	(c)	    96,375
				                                        		91,915		         96,375
	FINANCE
2500	CREDIT ACCEPTANCE		 0.4%	        27,384		        32,187	(d)
						                                        27,384		         32,187
	HEALTHCARE
1000	CHEMED CO.			       0.4%	        35,415		        37,250
1850	ULTRAFEM			         0.3%	        29,716		        25,437	(d)
						                                        65,131		         62,687
	INDUSTRIAL
5000	CMI CORP			         0.2%	        22,100		        19,687
1500	EMERSON ELECTRIC		  0.9%	        72,445	(c)	     82,594
1000	SUNDSTRAND			       0.6%	        39,935	(c)	     55,812
						                                       134,480		         158,093
	MINING AND PRECIOUS METALS
5000	ALTA GOLD			        0.1%	        17,565		        12,344	(d)
2000	ASARCO				          0.7%	        56,820		        61,000
6300	BARRICK GOLD			     1.5%	       164,410	(c)	    138,600
8000	COEUR D'ALENE MINES	1.1%	       102,660	(c)	    103,500
1400	FRANCO NEVADA  (CN)	0.8%	        71,078		        69,734
3300	FREEPORT COP & GOLD	1.1%	       101,865	(c)	    102,713
1400	FREESTATES CONS GOLD0.1%	        10,463		         7,000
600	GETCHELL GOLD			     0.2%	        23,738	(c)     	21,000	(d)
1400	GLAMIS GOLD	      		0.1%	        10,935	(c)	     10,150
5000	GOLDEN KNIGHT RES(CN)	0.1%	      17,950		        10,050	(d)
4000	HECLA MINING			     0.2%	        23,660	        	21,500	(d)
6300	HOMESTK MNG			      0.9%	       109,203	(c)	     82,294
2000	KINROSS GOLD	     		0.1%	        14,450		         9,000	(d)
2000	NEWMONT GOLD		     	0.9%	       102,005	(c)	     80,250
816	NEWMONT MINING		    	0.3%	        28,406		        31,773
2200	PEGASUS GOLD		     	0.1%	        19,360	(c)	     13,475	(d)
1400	ROYAL GOLD			       0.1%	        19,593		        11,900	(d)
2000	STILLWATER MINING		 0.5%	        45,875	(c)     	43,000	(d)
33800	SUNSHINE MINING		 	0.3%	        34,345		        23,237
2800	TVX GOLD			         0.2%	        21,100	(c)	     14,875	(d)
						                                       995,479		        867,395
	PACKAGING AND CONTAINERS
2000	ASIA PULP & PAPER		0.3%	         22,830	(c)	     30,250	(d)
500	BUCKEYE CELLULOSE	 	0.2%	         15,915		        16,969	(d)
9000	GAYLORD CONTAINER		0.8%	         66,263	(c)	     69,750	(d)
1000	INTERNATIONAL PAPER0.5%	         40,185	(c)	     48,563
					                                       	145,193		        165,532

	REAL ESTATE
1000	HIGHWOODS PROP			  0.3%	          31,665		        32,000
1500	MID-AMERICA APART 	0.5%	          39,050		        42,094
1900	NEW PLAN REALTY			 0.5%	          41,613		        42,156
700	US RESTAURANT PROP		0.2%	          16,295		        20,650
1800	WASHINGTON REIT			 0.3%	          28,665		        31,950
1200	WEEKS CORP			      0.4%	          37,690		        37,500
						                                        194,978		       206,350
	REGIONAL BANKING
100	1ST NATL BK ANCH		  2.0%	         154,250	        	182,500
1500	NATL BANCORP ALASKA1.4%	          93,425		        126,750
						                                        247,675		       309,250
	RESTAURANT
2500	APPLE SOUTH		     	0.4%	          33,850		         38,125
4000	CRACKER BARRELL			 1.2%	         111,050	(c)	     106,000
2500	FOODMAKER			       0.4%	          17,906	(c)	      40,937	(d)
5000	GRILL CONCEPTS			  0.1%	           7,071		          6,719	(d)
8000	NPC  INTERNATIONAL	1.0%	          73,820		         93,000
2000	O'CHARLEY'S			     0.4%	          28,250		         34,000	(d)
11500	ROCK BOTTOM			    1.2%	         133,703		        109,250	(d)
1500	SBARRO				         0.5%	          37,778	         	41,531
1641	SHONEY'S			        0.1%	          13,207		          9,641	(d)
						                                        456,635	         	479,203
	RETAIL
3000	BROWN GROUP	     		0.6%	          62,410		         56,062
6000	CANDIE'S			        0.3%	          29,675		         26,625	(d)
2000	CUC INTERNATIONAL		0.6%          	49,594	(c)	      53,000	(d)
1372	DONNA KARAN INTL.		0.2%	          15,380		         15,264	(d)
1800	GAP STORES			      0.8%	          57,200	(c)	      70,088
1000	GUCCI				          0.7%	          74,910	(c)	      64,375
1000	J.C. PENNY			      0.6%	          52,824	         	52,187
2000	NAUTICA ENTERPRISES0.6%	          49,750	(c)	      52,875	(d)
1000	NEIMAN MARCUS			   0.3%	          25,675	         	26,250	(d)
3000	OFFICE DEPOT			    0.6%	          58,650	(c)	      57,750	(d)
5000	WEST COAST ENTERPR 0.3%	          44,375		         26,250	(d)
1000	WILLIAMS-SONOMA			 0.5%	          30,810	(c)	      42,750	(d)
					                                        	551,253	         	543,476
	STEEL
4300	BETHLEHEM STEEL 			0.5%	          45,322	         	44,881	(d)
1000	BRITISH STEEL PLC		0.3%          	24,925		         25,250
					                                         	70,247		         70,131
	TRANSPORTATION
2500	JB HUNT TRANSPORT		0.4%	          38,594		         37,187
1000	ROADWAY EXPRESS		 	0.3%	          19,625	(c)	      23,375
2200	SIMON TRANSPORTATION0.5%	         44,550		         43,725	(d)
2800	SMITHWAY MOTOR			  0.3%	          25,200		         31,850	(d)
3500	WERNER ENTERPRISES	0.7%	          60,425	(c)	      67,812
					                                        	188,394	         	203,949

	TOTAL COMMON STOCKS	 	67.4%		             $6,107,284		      $6,193,041



	OPTIONS AND WARRANTS

	AGRICULTURE
1000	PIONEERHYBRED, SEP, 65, PUTS	0.0% 	4,794		            688
							                                         4,794		             688
	AUTO AND AUTO PARTS
3000	COOPER TIRE, NOV, 20, PUTS	  0.0%	 8,334	          	1,688
2000	DANA, JAN (98), 40, PUTS	    0.1%	 7,814		          6,125
3000	EXIDE CORP, AUG, 25, PUTS	   0.1%	14,709		         10,875
1000	FED MOGUL, JUL, 20, CALLS	   0.2%	 6,528		         15,000
							                                        37,383		          33,688
	BIOTECHNOLOGY
5000	AMGEN, JAN, 50, CALLS	      	0.6%	65,749		         56,250
10000	GENOME THER, NOV, 5, CALLS	 0.4%	34,050		         38,125
						                                        	99,799	          	94,375
	COMPUTER AND RELATED
2000	ADAPTEC, OCT, 32.5, CALLS   	0.1%	19,564	(c)	      10,625
2500	ANALOG DEVICES, SEP, 25, PUTS0.0%	13,199		          4,063
2000	APPLIED MAT, JAN(98),60,PUTS	0.1%	24,564		         10,125
2000	ASPECT TELCOM, SEP, 25, PUTS	0.1% 	9,814		          8,375
1200	BRITE VOICE, SEP, 12.5, PUTS	0.1%	 4,538		          5,625
12000	CABLETRON, JAN, 30, PUTS	   0.6%	48,360	         	55,500
1500	DELL, JAN (99), 100, PUTS	   0.3%	54,991		         23,625
1400	DIGITAL EQUIP, JAN(98),40,P  0.1%	11,594		         10,325
2500	EMC CORP, OCT, 40, PUTS		    0.1%	19,136		          9,219
500	INTEL, JAN, 150, (99), PUTS	  0.1%	14,534		         12,250
2000	LSI TECH, JUL, 30, CALLS	    0.1%	23,564	(c)	       6,250
10000	MICRON, JAN (98), 35, PUTS	 0.3%	77,800	(c)	      28,750
1400	PEOPLESOFT, JUL, 50, PUTS	   0.0%	14,744	          	1,488
1500	REMEDY, SEP, 35, PUTS		      0.1%	13,366          		4,875
2000	STRCTRAL DYN, AUG, 17.5,CALL	0.2%	 9,564		         17,750
2000	SUNMICRO, JAN(98), 17.5,CALLS0.4%	31,314	(c)	      41,125
2000	SYMANTEC, OCT, 12.5, CALLS	  0.2%	 9,064	(c)	      15,000
1000	TELLABS, DEC, 50, PUTS		     0.0%	 7,544		          4,063
						                                       	407,250		        269,033
	CONSTRUCTION/BUILDING
5000	SO. ENERGY HOME, DEC,7.5,CALL0.2%	18,874		         14,063
						                                        	18,874	         	14,063
	CONSULTING
1500	AMER MGMT SYS, OCT, 20, PUTS	0.0%	 2,022		            656
							                                         2,022            		656
	ENTERTAINMENT
10000	WESTNHOUSE, JAN, 20, CALLS	 0.5%	43,425	         	45,000
							                                        43,425		         45,000
	ENVIRONMENTAL
10000	MOULTEN METALS,OCT, 5,CALLS	0.1%	28,425		          8,750
							                                        28,425	          	8,750

	FINANCE
1500	AMERICREDIT, NOV, 20, PUTS	  0.0% 	6,429		          2,438
3000	1ST PAYMENTEC, SEP, 35, PUTS	0.2%	22,959		         19,875
10000	BANK AMER, JAN(98), 50, PUTS0.1%	21,374		          6,250
2000	BANK TRUST, JAN(98), 70, PUTS0.0%	 4,564	          	1,375
2000	CHECKFREE, AUG, 15, PUTS    	0.0%	 6,806	          	1,000
4000	CHSE MANHTTEN, DEC, 90, PUTS	0.2%	20,104		         15,000
5000	CITICORP, JAN(98), 100, PUTS	0.1%	14,811	          	9,375
4500	COAMERICA, OCT, 55, PUTS    	0.0%	 5,451	            	844
2500	CREDIT ACCEPT, SEP, 25, PUTS	0.3%	18,511	         	30,469
1000	HOUSEHOLD INTL, OCT, 90, PUTS0.0%	 7,794	            	687
2000	MONEY STORE, AUG, 22.5, PUTS	0.0%	 8,064	            	625
7500	NATIONS BANK, NOV, 55, PUTS	 0.1%	19,392          		8,437
2100	PAYCHEX, SEP, 33.375, PUTS	  0.0%	10,894          		1,837
2500	WELLS FARGO, OCT, 250, PUTS	 0.1%	21,324	         	13,437
							                                       188,473		         111,649
	HEALTHCARE/MEDICAL
2500	DIAGNOS PROD, SEP, 35, PUTS	0.1%	18,511		          9,844
10000	HEALTH MGMT, DEC, 5, CALLS	0.1%	25,144		         11,250
1500	LILLY (ELI), JAN (98), 70, C0.7%	36,991	(c)	      61,125
6500	MARINER, AUG, 5, CALLS		    0.7%	22,083	(c)	      68,250
5000	MAXICARE, SEP, 20, CALLS	   0.2%	22,624	(c)	      15,312
							                                      125,352		          165,781
	INDUSTRIAL
3750	BLYTHE INDS, SEP, 23.375, P0.0%	11,949		           1,550
2000	HITACHI, JUL, 90, PUTS   		0.0%	11,314		             250
2500	OREGON METAL, AUG, 25, PUTS0.0%	12,761	           	1,094
1000	ROPER IND, DEC, 45, PUTS	  0.0%	 5,419	           	1,688
							                                       41,442		           4,582
	INSURANCE
2000	AETNA, OCT, 95, PUTS	     	0.1%	22,564		           4,875
1500	CIGNA, OCT, 160, PUTS		    0.0%	30,429	           	3,563
3000	CONSECO, NOV, 45, PUTS		   0.3%	27,084		          25,125
2500	TRAVELERS, SEP, 60, PUTS  	0.1%	31,949	           	6,094
						                                     	112,024	           	39,657
	MINING & PRECIOUS METALS
26900	SUNSHINE MINING WARRANTS	 0.1%	23,672	           	5,884
1000	GLD/SVR INDEX, JAN, 110, C 0.1%	22,919	           	5,063
							                                     46,590		            10,947
	RESTAURANTS
3000	SHONEY'S, JAN, 5, CALLS	  	0.0%	 4,590		            4,313
10500	SHELL'S SEAFOOD   WARRANTS0.5%	26,337		           43,313
							                                     30,927		            47,626
	RETAIL
17500	GALOOB, NOV, 12.5, CALLS 	1.3%104,275	(c)	       122,500
2500	PAC SUNWARE, SEP, 22.5, C  0.3%	28,199	(c)	        25,625
2000	ROSS STORES, NOV, 22.5, C  0.2%	14,056	           	22,250
1000	WET SEAL, JUL, 12.5, CALLS	0.2%	10,159	           	19,125
1300	INLAND STEEL, SEP, 20, CALL0.1%	 4,588	(c)	         8,288
							                                     161,276		         197,788
	TRANSPORTATION
10000	FED EXPRESS, OCT, 60, CALL0.3%	29,675		           30,000
						                                      	29,675	          	30,000

	TOTAL OPTIONS AND WARRANTS	   11.7%	      $1,377,730$13,460,365$1,074,283


	FIXED INCOME SECURITIES

	CORPORATE BONDS
100	AGNICO, CVT, 3.5%, 1/27/04	     0.9%	 82,246		         80,250
200	FOODMAKER CORP., 9.25%, 9/25/99	2.2%	199,418	 	       206,180
40	GOLDEN BOOK 7.65 9-15-02	        0.4%	 38,205		         37,552
1.199	MTN STS GTY MTG 1-G, 9.4%,8/1/180.0%	1,242	        	  1,260
100	NOVA CARE, CV, 5.5%, 1/15/00   	1.0%	 93,932		         94,000
40	TIME WARNER, 0%, 6/22/13	        0.2%	 17,323		         18,400
100	TRANSMARITIME, 8.5%, 2000	      1.1%	100,024		         99,140
						                                        	532,390	         	536,892
	U.S. GOVERNMENT AND AGENCY BONDS
0.924	FHLMC 1294 A, 6.5%, 4/15/21	  0.0%	    786		            924
66.203	FNMA 61G, 7.0%, 1/1/01	     	0.7%	 65,933		         66,597
19.513	FNMA G93-40 ZC, 6.5%,12/25/230.2%	 16,342		         16,032
200	U.S.TREASURY,  5 7/8%, 2/15/00	 2.2%	199,176		        198,563
100	U.S.TREASURY,  6 3/8%, 4/30/99	 1.1%	 99,858		         99,858
							                                        382,095		         381,974
	COMMERCIAL PAPER
300	GECC, DUE 7/24/97	             	3.3%	298,948		        298,948
						                                        	298,948	          298,948

	TOTAL FIXED INCOME SECURITIES     13.3%	      $1,213,433	       $1,217,814


	TOTAL INVESTMENTS	                92.4%	      $8,698,448        $8,485,138

	COVERED  CALL OPTIONS WRITTEN	    -3.4%	       ($310,613)	       ($311,756)

	SECURITIES SOLD SHORT	             0.0%	       $0		             $0

	EXCESS OF CASH AND OTHER
	ASSETS OVER LIABLITIES	          	11.0%			                     	$1,009,829

	NET ASSETS	                    		100%	          $8,698,448	     $9,183,211




	NOTES:
	(a)  Also represents cost for Federal Income Tax purposes.
	(b)  See Note 1 of Notes to Financial Statements.
	(c)  Call options have been written against all or some of these positions.
	(d)  Non-income producing securities.


CENTURION T.A.A. FUND, INC.
STATEMENT OF COVERED CALL OPTIONS WRITTEN
JUNE 30, 1997

Shares                                 						% of
Subject					                                	Net	   Premium		 Market
to Call	Stock/Expiration Date/Exercise Price	Assets	Received		Value (b)

	BIOTECHNOLOGY
4000	ALLIANCE PHARM, AUG, 10		                    		$3,896		   $4,000
3000	AMYLIN PHARM, JUL, 15			                       	4,229		    3,750
4000	AMYLIN PHARM, JULY, 12.5		                     	5,656	    	1,000
5000	BIOTECH GENERL, OCT, 15		                     		6,751		    6,250
2000	GENENTECH, JAN, 60				                          4,186	    	4,875
5000	LIPOSOME, AUG, 7.5				                          9,225		    9,375
								                                                  $33,944		  $29,250
	COMMUNICATIONS
3000	FRONTIER, JUL, 17.5			                         	2,354		    7,313
1500	GTE, JULY, 45					                              2,759		      844
10000	OMNIPOINT, JULY, 15				                       17,249		   20,000
3000	U.S.LONG DISTANCE, AUG, 15	                   		2,541		    7,688
3000	U.S.WEST,  JULY, 37.5				                       4,416		    2,063
9000	US SAT BROAD, AUG, 10			                       	7,042		    3,375
1000	US SAT BROAD, JUL, 10				                         407	      	125
								                                                   36,770		   41,408
	COMPUTER AND RELATED
2000	ADAPTEC, JUL, 40				                            7,186		      500
2000	ELECTRONS FOR IMAGNG, JUL, 50			               10,466		    3,625
2000	IBM, OCT, 75					                              30,955		   34,750
500	INTEL, JAN (98), 170			                         	7,966    		3,875
1000	LEVEL ONE, JULY, 40				                         1,081	    	1,688
2000	LSI TECH, JUL, 40				                           9,436      		375
3000	MICRON, JUL, 30				                            	3,291		      188
1200	NETSCAPE, JULY, 35				                          2,127    		1,125
2000	SUNMICRO, JULY, 37				                          2,061	    	5,500
2000	SUNMICRO, OCT, 37.5			                         	6,936		    6,750
2000	SYMANTEC, OCT, 20				                           3,936	    	4,000
							                                                   	85,444   		62,376
	CONSULTING
1500	AMER MGMT SYSTEMS, OCT, 30		                   	3,415		    2,906
								                                                    3,415		    2,906
	CONSUMER/DEFENSIVE
1000	PEPSI, JULY, 37.5		                             		894		    1,000
							                                                     	894		     1,000
	ENERGY
1000	BARRETT RESOURCES, SEP, 40			                   4,216	       	 375
1200	ENSCO, JULY, 50	                            				5,652		      4,350
10000	OCCIDENTAL PETROLEUM, JAN, 25		               	12,200     	17,500
1000	VALERO, DEC, 40					                            1,456	      	1,875
								                                                   23,525		     24,100
	ENTERTAINMENT
3000	FAMILY GOLF, JUL, 25				                        4,035		      1,875
3000	MIRAGE, NOV, 25					                            5,166		      7,875
							                                                   	9,201		       9,750
	ENVIRONMENTAL
3000	WASTE MANAGEMENT, JAN,  35			                   3,666		      5,625
								                                                   3,666		       5,625
	HEALTHCARE/MEDICAL
1500	LILLY(ELI),  JAN, 105		                      		16,821	      	19,125
3500	MARINER, AUG, 10			                            	9,750		      18,813
3000	MARINER, AUG, 15		                            		2,166	       	4,875
								                                                   28,737		     42,813
	INDUSTRIAL
1500	EMERSON ELECTRIC, AUG, 55			                    2,759	       	2,250
1000	SUNSTRAND, SEP, 60	                          			1,206         		938
								                                                    3,965		      3,188
	MINING & PRECIOUS METALS
1000	BARRICK GOLD, JUL, 30				                       1,269           	63
3000	BARRICK GOLD, OCT, 25				                       3,666		       1,875
6000	COUR D'ALN, NOV, 12.5			                       	8,070	      	10,875
2500	FREEPORT  C&G, AUG, 35		                      		1,333         		625
600	GETCHELL GOLD, SEP, 50			                       	1,914	         	225
1400	GLAMIS GOLD, DEC, 7.5				                         823       		1,050
1000	HOMESTAKE MINING, JUL, 15			                      831          		63
800	NEWMONT MINE, DEC, 45			                        	1,260       		1,250
2200	PEGASUS GOLD, NOV, 7.5			                      	1,445         		688
2000	STILLWATER MINE, JUL, 25			                     1,811	         	375
2800	TVX , DEC, 7.5				                             	1,495	         	700
								                                                   23,919		     17,789
	PACKAGING AND CONTAINERS
2000	ASIA P&P, AUG, 15				                           1,936	       	2,000
9000	GAYLORD CONTAINER, JUL, 7.5		                  	4,296	       	3,375
1000	INTERNATIONAL PAPER, AUG, 50		                 	1,581       		1,188
						                                                   		7,814		       6,563
	RESTAURANT
4000	CRACKER BARRELL, AUG, 30		                     	1,916	       	1,000
2500	FOODMAKER, SEP, 12.5				                        2,114		      10,313
								                                                   4,030		      11,313
	RETAIL
2000	CUC INTERNATIONAL, NOV, 25	                   		2,936		       5,500
10000	GALOOB, AUG, 20,				                          10,950		      10,625
1800	GAP, SEP, 35					                               2,640		       9,900
1000	GUCCI, JULY, 75					                            6,956		         125
2000	NAUTICA, JUL, 30			                            	1,811		         625
3000	OFFICE DEPOT, AUG, 15				                       1,791	       	7,125
2500	PACIFIC SUNWARE, SEP, 35			                     8,364	       	6,094
1000	WET SEAL, JULY, 25				                          4,956	       	6,250
1000	WILLIAM SONOMA, JULY, 40			                     1,706		       3,625
								                                                   42,112	     	49,869
	TRANSPORTATION
1000	ROADWAY EXPRESS, JULY, 22.5			                    644	        	1,625
3500	WERNER ENTERTAINMENT, DEC, 22.5		              	2,531        		2,188
							                                                    	3,175	      	3,813

	TOTAL COVERED CALL OPTIONS WRITTEN			                   $310,613   		$311,763



CENTURION T.A.A. FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997



ASSETS

Investments in Securities, at value,
(identified cost $8,698,448)				                           $8,485,138

Cash			                                                				   971,917
Receivables:
Dividends						                                                 8,613
Interest						                                                 15,000
Investment Securities Sold				                                381,882
Prepaid Expenses				                                            4,969

TOTAL ASSETS	                                         					$9,867,519


LIABILITIES

Covered Call Options Written, at market value,
(premiums received $310,613)                                 $311,756
Payables:
Accounts Payable                                       					   56,581
Investment Securities Purchased				                           315,970

TOTAL LIABILITIES			                                      		  684,307

NET ASSETS	                                           					$9,183,211

Class A:
Net asset value and offering price per share
($8,861 divided by 2,563 shares outstanding)                  		$3.46
ClassB:
Net asset value and offering price per share
($494 divided by 144 shares outstanding)                      		$3.44
Class C:
Net asset value and offering price per share
($7,741,866 divided by 2,248,763 shares outstanding)           	$3.44
Class D:
Net asset  value and offering price per share
($1,431,990 divided by 413,913 shares outstanding)             	$3.46



The accompanying notes are an integral part of the financial statements.






CENTURION T.A.A. FUND, INC.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997


INVESTMENT REVENUE

Dividends	                                          						$38,018
Interest   							                                         82,906

Total Investment  Revenue		                            			120,924

EXPENSES

Investment advisory fees		               		$46,959
Distribution expenses					                  38,717
Registration and filing fees			              9,336
Fund accounting fees(Note 4)				             9,050
Custodian fees and expenses				             13,273
Audit fees and expenses					                 3,600
Directors fees and expenses				              6,989
Transfer agent fees					                     2,217
Insurance						                                  0
Other expenses						                         9,968

Total Expenses                       						140,109

Fees and Expenses Absorbed by Investment Advisor	0

Net Expenses							                        140,109

Net Investment Income (Loss)		                         			(19,185)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT SECURITIES

Net Realized Gain from Securities Transactions		            9,045
Unrealized Depreciation of Investments				                141,608
Unrealized Appreciation of Call Options Written

Net Gain on Investments					                             (150,653)

Net Increase in Net Assets from Operations		            ($169,838)



The accompanying notes are  an integral part of the financial statements.






CENTURION T.A.A. FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 AND
THE YEAR ENDED DECEMBER 31, 1996


						                                  			June 30,		December 31,
									                                  1997			   1996

OPERATIONS

Net investment income (loss)						        ($19,185)		($48,070)
Net realized gain from securities
transactions				                            (9,045)	 	264,245
Net change in unrealized appreciation
(depreciation) of investments	            (141,607)		(106,453)
Net change in unrealized appeciation of
securities sold short 				                             11,068
Net change in unrealized depreciation of
investments of covered call options written							0		  (8,727)

Net increase  in net assets resulting from
operations			                              (169,838)		112,063

Class C:
Distribution to shareholders
Ordinary income dividend ($0.0024 per share)					0	   	(3,637)


CAPITAL SHARE TRANSACTIONS: (NOTE 5)
Increase from capital shares sold		    		1,357,591 	6,424,359
Increase from capital shares reinvested					      		    3,597
Decrease from capital shares repurchased(1,698,665)(1,212,546)

Net increase from capital share t
ransactions				                           (341,074)	5,215,410

Total increase in net assets	        					(510,912)	5,323,836

NET ASSETS
Beginning of period	               						9,694,123		4,370,287

End of period (includes no undistributed
investment income)	                    	$9,183,211	$9,694,123



The accompanying notes are an integral part of the financial statements.

CENTURION T.A.A. FUND, INC.
NOTES TO FINANCIAL STATEMENTS



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

	The Fund commenced operations in January 1982.  At the shareholders meeting on
December 20, 1994, the shareholders voted to change the name of the fund to
Centurion T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc.  The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

	At the shareholder meeting on August 6, 1996, the shareholders approved the
Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges.  Class A and Class B each has exclusive voting rights with respect to its distribution plan.  Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
Each class of shares differ in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
	The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

	Investments in securities traded on major exchanges are valued at the last quoted sales price on that exchange wher such securities are primarily traded. Securities traded in the over-the-counter market are valued at the last sales price. Over-the-counter and listed securities that have not been traded on a certain day are valued at the average between the last bid and asked price. If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's Board of Directors. Debt securities are valued in accordance with the procedures above. Short-term securities are stated at amortized cost (which aproximates market value) if maturity is 60 days or less, or at market value if maturity is greater than 60 days.

Security Transactions and Related Investment Income:
	Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.

Estimates:
	The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported aounts of assets and liabilities and disclosure of contingent assests and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes:
 It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to aviod imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carry forward of $90,807 which begin to expire in 2002.

Distributions to Shareholders:
 Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing defferences.

Restricted Securities:
 The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
 At June 30, 1997 the Fund had cash on deposit at one financial institution of $971,917. Thus, all cash amounts over the maximum Federal Deposit Insurance Corporation coverage are not insured. From time to time, the Fund evaluates the credit worhtiness of the financial institution and considers alternatives.

NOTE 2 - NET ASSETS

     At June 30, 1997, net assets consisted of :

           Net proceeds from capital stock                   $9,912,050
           Unrealized depreciation of securities               (236,491)
           Unrealized appreciation of securities sold short           0
           Unrealized depreciation of covered call
           options written                                       (1,143)
           Excess distributions over accumulated net income (346,761) Undistributed net realized loss from security
           transactions                                        (144,444)

                                                             $9,183,211

NOTE 3 - COVERED CALL OPTIONS WRITTEN

 As of June 30, 1997, portfolio securities valued at $311,756 were held by the custodian in connection with covered call options written by the Fund.

NOTE 4 - PAYMENTS TO RELATED PARTIES

 Centurion Counsel, Inc. ("Centurion") is the Fund's investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assest of the Fund, 0.85% on the next $200 million, 0.80% on the next $200 million, 0.75% on the next
$200 million, 0.60% on the next $200 million and 0.50% on amounts over $1 billion. These fees are computed daily and paid quarterly and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed 3.625% based on the average total net asset value of the Fund. During the six months ended June 30, 1997 Centurion received investment management fees of $46,959 and was not required to waive any of the fee.

 Centurion Institutional Services, Inc. ("CISI"), an affiliate of Centurion, serves as the Fund'd distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

 Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the year ended December 31, 1996 no shares of Class A shares were sold and, accordingly, CISI did not retain any such charges. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

 Class B shares are not subject to initial sales charges. When Class B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redeptions of Class B shares made within six years of purchases are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the year ended
December 31, 1996 no shares of Class B shares were sold and, accordingly, CISI did not collect any CDSC charges. In addition, CISI makes ongiong shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

 Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to Advisor professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

 Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts.

 Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

 Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing servies as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

 Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the six months ended June 30, 1997, CISI received servicing and distribution fees from the Fund of #48,712 pursuant to the Class
C Plan.

 CISI also executes some of the Fund's portfolio transactions. During the six monthly ended June 30, 1997, CISI received commissions of $18,265 from the Fund for this service.

 Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account
$50 per 1,000 statements and other miscellaneous charges and expenses. During the six months ended June 30, 1997, CGI received transfer fees of $2,217 from the Fund.

 CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund's average daily net assets with a minimum fee of $18,000 per year. During the year ended June 30, 1997, CGI received accounting fees of $9,000 from the Fund.

 The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate $250 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Director's expenses to attend the meetings.

NOTE 5 - CAPITAL SHARE TRANSACTIONS

 As of June 30, 1997, there were 100,000,000 shares of the Company's common stock authorized, at $0.01 par value. Transactions in capital stock of the Fund for the year ended June 30, 1997 were as follows:

                                    June 30, 1997       December 31, 1996
                                 Shares    Amount      Shares      Amount

Class A Shares:
   Shares sold                   2,563    $8,664            0            0
   Shares inssued in
    reinvestment
    of dividends                     0         0            0            0
                                 2,563     8,664            0            0
   Shares redeemed                   0         0            0            0

    Net Increase                 2,563     8,664            0            0

Class B Shares:
  Shares sold                      144      $500            0            0
  Shares issued in
    reinvestment
    of dividends                     0         0            0            0
                                   144       500            0            0
  Shares redeemed                    0         0            0            0

  Net increase                     144       500            0            0

Class C Shares:
  Shares sold                  291,174  $998,253    1,800,452   $6,424,359
  Shares issued in
   reinvestment
   of dividends                      0         0          983        3,597
                               291,174   998,253    1,801,435    6,427,956
  Shares redeemed              283,602   964,952      344,840    1,212,546

    Net increase                 7,572   $33,301    1,456,595   $5,215,410

Class D Shares:
  Shares sold                  101,267  $350,174            0            0
  Shares issued in
   reinvestment
   of dividends                      0         0            0            0
                               101,267   350,174     1,801,435   6,427,956
  Share redeemed               211,763   733,671       344,840   1,212,546

   Net increase               -110,496 -$383,497     1,456,595  $5,215,410

NOTE 6 - INVESTMENT TRANSACTIONS

 Purchase and sales of investment securities (excluding short-term securities) were $6,100,468 and $6,273,877 respectively. Net loss on investments for the six months ended June 30, 1997 was $150,653. That amount represents the net decrease in value of investments held during the year.

 As of June 30, 1997, the unrealized appreciation on investments consists of gross unrealized gains of $666,515 and gross unrealized losses of $880,969.

NOTE 7 - PER SHARE INFORMATION

 Selected data for each share of capital stock outstanding throughout the period is as follows:




            		       	   Year Ended December 31,


          			        	Six
						Months
          CLASS C Shares (b) 		06/30/97 1996 1995 1994  1993  1992
Per Share Operating Performance:
Net asset value, beginning of period  3.51   3.34 3.43  4.55  4.96  5.17

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income           -0.01  -0.03 -0.05 -0.18 -0.21 -0.03
     Net Gains or (Losses) on Securities
       (Both Realized and Unrealized)-0.06   0.20 -0.04 -0.94 -0.20 -0.18

Total From Investment OperationsNote -0.07   0.17 -0.09 -1.12 -0.41 -0.21

LESS DISTRIBUTIONS
Dividends from Net Investment Income  0.00   0.00  0.00  0.00 0.00   0.00
Distributions from Capital Gains      0.00   0.00  0.00  0.00 0.00   0.00

Returns of Capital Total Distributions0.00   0.00  0.00  0.00 0.00   0.00

Net Asset Value, End of Period      $,3.44 $,3.51 $,3.34$,3.43$,4.55,$4.96
     TOTAL RETURN                    -1.99%  5.16%-2.62%-28.01%-12.39%-8.38%

     RATIOS AND SUPPLEMENTAL DATA

Net Assets, End of Period
($000 Omitted)                   $,7,742   $,7,855  $4,370$,452 $ ,757
Ratio to net assets
Expenses,before waiver of fees(d)  3.21%     3.54%   4.82%9.04% 6.19%
Expenses,after waiver of fees(d)   3.21%     3.54%   3.53%6.00% 5.19%
Net investment income             -0.43%    -0.43%   0.17%-4.78%-4.50%
Portfolio Turnover Rate            93.0%   129.2%  57.20%148.21%143.11%
Number of Shares Outstanding
at End of Period (000 Omitted)     2,249    2,241   1,309  132   166


    CLASS D Shares (a)             Six       12/09/96
                                   Months    through
                                   6/30/97   12/31/96


Per Share Operating Performance:
Net asset value, beginning of period  3.51    3.46

INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income            0.01    0.00
     Net Gains or (Losses) on Securities
       (Both Realized and Unrealized)-0.06    0.05

Total From Investment OperationsNote -0.05    0.05

LESS DISTRIBUTIONS
Dividends from Net Investment Income  0.00   0.00
Distributions from Capital Gains      0.00   0.00

Returns of Capital Total Distributions0.00   0.00

Net Asset Value, End of Period      $,3.46 $,3.51
     TOTAL RETURN                    -1.42%  5.16%

     RATIOS AND SUPPLEMENTAL DATA

Net Assets, End of Period
($000 Omitted)                   $,1,432   $,1,839
Ratio to net assets
Expenses,before waiver of fees(d)  2.14%     2.13%
Expenses,after waiver of fees(d)   2.14%     2.13%
Net investment income              0.21%     0.00%
Portfolio Turnover Rate            93.0%    129.2%
Number of Shares Outstanding
at End of Period (000 Omitted)      414       524


(a)  Commencement of offering of sales of Class D Shares was December 9, 1996.
(b) All Capital shares issued and outstanding as of November 6, 1996 were reclassified as Class C shares.
(c) Allocated between Net Investment Income and Net Gains or (Losses) on Securities based on monthly weighted average shares outstanding.
(d)  Annualized